Convertible Debt (Details Narrative) (USD $)	12 Months Ended	0 Months Ended	9 Months Ended
	Dec. 31, 2013	May 28, 2014	Sep. 30, 2014
Debt instruments accrued interest rate	10.00%
Equity issuance price per share	$ 0.01
Note Agreement [Member]
Payments for equipment purchase and other capital expenditures		$ 11,863,885
Debt instruments maturity date		May 28, 2016
Maximum proceeds from purchaser		22,000,000
ACM Emerging Markets Master Fund I, L.P [Member]
Number of stock shares issued			1,333,333
Equity issuance price per share			$ 6.00
Option exercised date			Jul. 14, 2014
Convertible Debt [Member]
Debt instruments accrued interest rate		14.00%
Convertible Debt [Member] | ACM Emerging Markets Master Fund I, L.P [Member]
Debt instrument principal outstanding		$ 22,000,000
Debt instruments conversion price per share		$ 6.00